EQUITY-METHOD INVESTMENT (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments
The Company has the following equity method investments at March 31, 2024 and December 31, 2023, in thousands:

	March 31, 2024	December 31, 2023
Investment in Volato 158 LLC	$158	$154
	$158	$154

The Company has the following equity method investments at December 31, 2023 and December 31, 2022, in thousand:

	December 31, 2023	December 31, 2022
Investment in Volato 158 LLC	$154	$152
Investment in Volato 239 LLC	—	1,007
	$154	$1,159